Trade, other receivables and tax receivables	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Trade, other receivables and tax receivables
he following table summarizes Trade, other receivables and Tax receivables by due date:

	At December 31,
	2019					2018
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total
	(€ million)
Trade receivables	€2,064	€—	€—	€—	€2,064	€2,048	€—	€—	€—	€2,048
Receivables from financing activities	2,855	294	6	300	3,155	3,304	297	13	310	3,614
Other receivables	1,709	695	1,381	2,076	3,785	1,836	1,086	88	1,174	3,010
Total Trade and other receivables	€6,628	€989	€1,387	€2,376	€9,004	€7,188	€1,383	€101	€1,484	€8,672

Tax receivables	€372	€51	€43	€94	€466	€419	€53	€18	€71	€490

Trade receivables
Trade receivables are shown net of an ECL allowance, which is calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

	At January 1, 2019	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2019
	(€ million)
ECL allowance - Trade receivables	€247	€32	€(42)	€—	€237
Trade receivables of an immaterial amount were written off during the year ended December 31, 2019, and are still subject to enforcement activities.
The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31,
	2019			2018
	Current and less than 90 days past due	90 days or more past due	Total	Current and less than 90 days past due	90 days or more past due	Total
	(€ million)
Gross amount	€1,989	€293	€2,282	€1,920	€310	€2,230
ECL allowance	(53)	(184)	(237)	(65)	(182)	(247)
Carrying amount	€1,936	€109	€2,045	€1,855	€128	€1,983

In addition to the amounts above, a further €19 million at December 31, 2019 (€65 million at December 31, 2018) of trade receivables were measured at FVPL. Refer to Note 23, Fair value measurement.
Receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Group and are summarized as follows:

	At December 31,
	2019	2018
	(€ million)
Dealer financing	€2,317	€2,654
Retail financing	613	601
Finance leases	3	3
Other	222	356
Total Receivables from financing activities	€3,155	€3,614

Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2019	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2019
	(€ million)
ECL allowance - Receivables from financing activities	€27	€68	€(72)	€—	€23
Receivables from financing activities of an immaterial amount were written off during the year ended December 31, 2019, and are still subject to enforcement activities.
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31,
	2019				2018
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	(€ million)
Gross amount	€2,369	€194	€35	€2,598	€2,465	€168	€35	€2,668
ECL allowance	(10)	(2)	(11)	(23)	(13)	(2)	(12)	(27)
Carrying amount	€2,359	€192	€24	€2,575	€2,452	€166	€23	€2,641

In addition to the amounts above, a further €580 million at December 31, 2019 (€973 million at December 31, 2018) of receivables from financing activities were measured at FVPL. Refer to Note 23, Fair value measurement.
Other receivables
At December 31, 2019, Other receivables primarily consisted of tax receivables for VAT and other indirect taxes of €2,866 million (€2,149 million at December 31, 2018).
As disclosed in Note 22, Other liabilities and Tax liabilities, during 2017, the Brazilian Supreme Court ruled that state value added tax should be excluded from the basis for calculating a federal tax on revenue, a decision which was subsequently appealed. In March 2019, a final and definitive favorable decision was made in respect of the COFINS over ICMS element of the litigation, relating to amounts previously paid but not recovered for the period between May 2004 to December 2014. During 2019, total credits and the related receivable of €164 million were recognized, which were excluded from Adjusted EBIT (refer to Note 28, Segment reporting).
Transfer of financial assets
At December 31, 2019, the Group had receivables due after that date amounting to €7,301 million (€8,523 million at December 31, 2018) which had been transferred without recourse and which were derecognized in accordance with IFRS 9 – Financial Instruments. The transfers related to trade receivables and other receivables for €5,777 million (€6,847 million at December 31, 2018) and receivables from financing activities for €1,524 million (€1,676 million at December 31, 2018). These amounts included receivables of €4,686 million (€5,517 million at December 31, 2018), mainly due from the sales network, transferred to FCA Bank, our jointly controlled financial services company.
At December 31, 2019 and 2018, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31,
	2019			2018
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€11	€140	€151	€30	€427	€457
Carrying amount of the related liabilities (Note 21)	€11	€140	€151	€30	€427	€457